Note 3 - Loans and Allowance for Loan Losses (Detail) - Aging of the Recorded Investment of Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 8,563	$ 5,733
60-89 Days Past Due	1,481	1,738
90 or More Days Past Due	3,906	3,125
Total Past Due	13,950	10,596
Loans Not Past Due	544,338	587,712
Total	558,288	598,308
Residential Real Estate Loans [Member]
30-59 Days Past Due	5,525	3,731
60-89 Days Past Due	1,033	1,144
90 or More Days Past Due	2,797	2,975
Total Past Due	9,355	7,850
Loans Not Past Due	216,667	230,640
Total	226,022	238,490
Commercial Real Estate Owner Occupied [Member]
30-59 Days Past Due	753	182
60-89 Days Past Due	111
90 or More Days Past Due	675	125
Total Past Due	1,539	307
Loans Not Past Due	103,303	129,057
Total	104,842	129,364
Commercial Real Estate Nonowner Occupied [Member]
60-89 Days Past Due		232
90 or More Days Past Due	352
Total Past Due	352	232
Loans Not Past Due	52,440	56,388
Total	52,792	56,620
Construction [Member]
30-59 Days Past Due		204
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due		204
Loans Not Past Due	17,376	21,267
Total	17,376	21,471
Commercial and Industrial [Member]
30-59 Days Past Due	202	171
60-89 Days Past Due		14
90 or More Days Past Due	0	0
Total Past Due	202	185
Loans Not Past Due	57,037	45,015
Total	57,239	45,200
Automobile Loans [Member]
30-59 Days Past Due	905	864
60-89 Days Past Due	138	110
90 or More Days Past Due	13	13
Total Past Due	1,056	987
Loans Not Past Due	40,112	44,715
Total	41,168	45,702
Home Equity Loans [Member]
30-59 Days Past Due	112	75
60-89 Days Past Due	37	76
90 or More Days Past Due	62	5
Total Past Due	211	156
Loans Not Past Due	18,121	20,351
Total	18,332	20,507
Other Consumer Loans [Member]
30-59 Days Past Due	1,066	506
60-89 Days Past Due	162	162
90 or More Days Past Due	7	7
Total Past Due	1,235	675
Loans Not Past Due	39,282	40,279
Total	$ 40,517	$ 40,954